INVESTMENTS - Narrative (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Non-cash share consideration received		$ 985
Non-cash share consideration received (in shares)		44.4
Non-cash share consideration received, price per share (in CAD per share)		$ 22.16
Ownership interest in investment (less than)			10.00%
Number of shares held as investment (in shares)			22.6
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)			6.4
Partial disposal of PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Non-cash shares distributed (in shares)	21.8
Return of capital on PrairieSky Royalty Ltd. share distribution	$ 546
Disposal of Cold Lake Pipeline | Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Non-cash share consideration received	$ 190
Non-cash share consideration received (in shares)	6.4
Non-cash share consideration received, price per share (in CAD per share)	$ 29.57